Fair Value of Financial Instruments	6 Months Ended	12 Months Ended
	Jun. 30, 2016	Dec. 31, 2015
Fair Value Disclosures [Abstract]
Fair Value of Financial Instruments
(7)	Fair Value of Financial Instruments

The estimated fair values of the Company’s financial instruments are as follows (in thousands):

	At June 30, 2016		At December 31, 2015
	Carrying Amount	Fair Value	Carrying Amount	Fair Value
Financial assets:
Cash and cash equivalents (Level 1)	$23,475	$23,475	$59,344	59,344
Time deposits with banks (Level 1)	3,675	3,675	4,410	4,410
Securities available for sale (Level 2)	66,285	66,285	65,944	65,944
Loans held for sale (Level 3)	551	562	790	806
Loans (Level 3)	371,538	376,699	326,266	330,801
Federal Home Loan Bank stock (Level 3)	1,731	1,731	1,597	1,597
Accrued interest receivable (Level 3)	1,109	1,109	1,048	1,048
Financial liabilities:
Deposits (Level 3)	395,315	394,524	399,111	399,000
FHLB Advances (Level 3)	30,000	29,995	27,500	27,487
Other borrowings (Level 3)	1,583	1,583	1,427	1,427
Subordinated notes (Level 3)	11,000	10,860	—	—
Off-balance-sheet financial instruments (Level 3)	—	—	—	—

(continued)

Discussion regarding the assumptions used to compute the estimated fair values of instruments can be found in Note 1 to the consolidated financial statements included in the Company’s Annual Report on Form 10-K for the year ended December 31, 2015 filed with the U.S. Securities and Exchange Commission (“SEC”) on March 18, 2016 (“2015 Form 10-K”).

(14)	Fair Value of Financial Instruments

The estimated fair values of the Company’s financial instruments are as follows (in thousands):

	At December 31, 2015		At December 31, 2014
	Carrying Amount	Fair Value	Carrying Amount	Fair Value
Financial assets:
Cash and cash equivalents (Level 1)	$59,344	59,344	20,479	20,479
Time deposits with banks (Level 1)	4,410	4,410	5,880	5,880
Securities available for sale (Level 2)	65,944	65,944	—	—
Securities held to maturity (Level 2)	—	—	75,473	75,469
Loans held for sale (Level 3)	790	806	2,012	2,028
Loans (Level 3)	326,266	330,801	108,666	113,807
Federal Home Loan Bank stock (Level 3)	1,597	1,597	180	180
Accrued interest receivable (Level 3)	1,048	1,048	613	613
Financial liabilities:
Deposits (Level 3)	399,111	399,000	163,924	163,882
FHLB Advances (Level 3)	27,500	27,487	—	—
Off-balance-sheet financial instruments (Level 3)	—	—	—	—